Annual Total Returns[BarChart] - Invesco KBW High Dividend Yield Financial ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.38%)	16.77%	18.20%	8.23%	(10.20%)	20.62%	11.93%	(8.78%)	20.56%	(15.21%)